Loans and financing (Details Narrative) - BRL (R$)										12 Months Ended
	Oct. 26, 2021	Oct. 25, 2021	Oct. 11, 2021	Sep. 27, 2021	Aug. 24, 2021	Jun. 25, 2021	May 11, 2021	Apr. 06, 2021	Mar. 26, 2021	Dec. 31, 2021	Dec. 31, 2020
DisclosureOfLoansAndFinancingLineItems [Line Items]
Premiums costs										R$ 250,393,000	R$ 231,421,000
Gol Linhas Aereas S.A. ("GLA") [Member]
DisclosureOfLoansAndFinancingLineItems [Line Items]
Debenture repurchase	4,250
Debenture repurchase total	R$ 28,333
Exchangeable Senior Notes [Member] | United States of America, Dollars
DisclosureOfLoansAndFinancingLineItems [Line Items]
Fair value of the derivative financial instrument										R$ 162,568	R$ 346,030
Debentures One [Member] | Gol Linhas Aereas S.A. ("GLA") [Member]
DisclosureOfLoansAndFinancingLineItems [Line Items]
Transaction date									Mar. 26, 2021
Maturity Date									Apr. 07, 2021
Principal amount									R$ 147,913
Debentures Two [Member] | Gol Linhas Aereas S.A. ("GLA") [Member]
DisclosureOfLoansAndFinancingLineItems [Line Items]
Principal amount									R$ 147,920
Debentures Three [Member] | Gol Linhas Aereas S.A. ("GLA") [Member]
DisclosureOfLoansAndFinancingLineItems [Line Items]
Transaction date								Apr. 06, 2021
Maturity Date								May 12, 2021
Principal amount								R$ 295,833
Borrowings, interest rate basis								CDI + 4.90%
Debentures Four [Member] | Gol Linhas Aereas S.A. ("GLA") [Member]
DisclosureOfLoansAndFinancingLineItems [Line Items]
Transaction date		Oct. 25, 2021					May 11, 2021
Maturity Date							Jun. 26, 2021
Principal amount		R$ 591,666
Borrowings, interest rate basis		CDI + 4.50%
Debentures Five [Member] | Gol Linhas Aereas S.A. ("GLA") [Member]
DisclosureOfLoansAndFinancingLineItems [Line Items]
Transaction date						Jun. 25, 2021
Maturity Date						Aug. 10, 2021
Debentures Six [Member] | Gol Linhas Aereas S.A. ("GLA") [Member]
DisclosureOfLoansAndFinancingLineItems [Line Items]
Transaction date					Aug. 09, 2021
Maturity Date					Aug. 25, 2021
Debentures Seven [Member] | Gol Linhas Aereas S.A. ("GLA") [Member]
DisclosureOfLoansAndFinancingLineItems [Line Items]
Transaction date					Aug. 24, 2021
Maturity Date					Sep. 28, 2021
Debentures Eight [Member] | Gol Linhas Aereas S.A. ("GLA") [Member]
DisclosureOfLoansAndFinancingLineItems [Line Items]
Transaction date				Sep. 27, 2021
Maturity Date				Oct. 13, 2021
Debentures Nine [Member] | Gol Linhas Aereas S.A. ("GLA") [Member]
DisclosureOfLoansAndFinancingLineItems [Line Items]
Transaction date			Oct. 11, 2021
Maturity Date			Oct. 27, 2021